Schedule III - Real Estate Assets and Accumulated Depreciation - Schedule III - Reconciliation of Accumulated Depreciation (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at January 1	$ 222,557	$ 152,433
Depreciation expense	92,156	73,703
Accumulated depreciation of real estate dispositions	(633)	(3,579)
Balance at December 31	$ 314,080	$ 222,557